Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies

Note 13 — Commitments and Contingencies

Lease Commitments:

The Company entered into an agreement for the lease of executive office space from SLG Graybar Sublease LLC at Suite 450, 420 Lexington Avenue, New York, NY 10170 with a lease term effective April 1, 2009 through June 30, 2013. This serves as the Company’s corporate headquarters. The base monthly rent, which includes storage space, is currently approximately $21,500 per month, scheduled to increase to approximately $22,000 in July 2011. Pursuant to this lease, the Company is obligated to pay on a monthly basis fixed annual rent and certain items as additional rent including utility payments. The security deposit for this property was approximately $157,100.

In September 2009, the Company entered into an agreement for the lease of space from Rivertech Associates II, LLC, c/o The Abbey Group at 840 Memorial Drive, Cambridge, Massachusetts with a lease term effective September 1, 2009 through August 31, 2012 (“Main Lease”). The space is being used for general office, research and development, and laboratory space. The base rent under this lease is currently $29,737 per month, scheduled to increase to $30,750 per month in September 2011. In addition, the Company is responsible for certain costs and charges specified in the lease, including utilities, operating expenses and real estate taxes. The security deposit was $84,141. In May 2011, the Company sublet a portion of the Cambridge facility to another life science company. Monthly-fixed rent under the sublease is approximately $9,333 and the sublet pays certain other expenses. The Company is assessing its need for the Cambridge facility going forward given the acquisition of PCT with its Allendale, NJ and Mountain View, CA facilities.

In May 2009, Qingdao Niao Bio-Technology, one of the Company’s VIEs in China, entered into leases (assigned to NeoStem (China) in February 2010) with Beijing Zhong-guan-cun Life Science Park Development Corp., Ltd. pursuant to which NeoStem (China) is leasing laboratory, office and storage space in Beijing for the aggregate monthly amount of approximately $23,000. Lease payments are due quarterly in advance, and upon entering into the lease a three month security deposit was also paid. The term of the leases is for approximately three years. The Beijing Facility is located at the Life Science Innovation Center, Life Science Park, Zhongguancum, Beijing.

Qingdao Niao Bio-Technology had been leasing office space in Qingdao since August 2009. The most recent lease was effective through September 2011 at a monthly rent of approximately $1,300, payable as to half the total lease amount by September 2010 and as to the remaining half in March 2011. Qingdao Niao Bio-Technology’s operations have relocated to Tianjin to take advantage of tax and other concessions that are being made available and in May 2011 the Qingdao lease was terminated. In connection therewith, Tianjin Niou Bio-Technology entered into a one year lease for office space in Tianjin at a monthly rent of approximately $5,000 payable quarterly.

In September 2005, PCT entered into a one-year lease directly with Vanni Business Park, LLC, the landlord for the Mountain View, California laboratory space leasing the entire building. This new lease commenced July 1, 2006, with monthly base rent of $26,275. In July 2006, PCT entered into an agreement to amend this lease and extended the term through June 30, 2012, for an initial monthly base rent of $33,782 with yearly escalations thereafter.

The Company leases office and laboratory facilities and certain equipment under certain noncancelable operating leases that expire from time to time through 2015. A summary of future minimum rental payments required under operating leases that have initial or remaining terms in excess of one year as of June 30, 2011 are as follows (in thousands):

Years ended	Operating Leases
2011	$499.5
2012	723.2
2013	384.3
2014	104.2
2015	53.5
Thereafter	28.8
Total minimum lease payments	$1,793.5

Expense incurred under operating leases was approximately $724,600 and $1,137,200 for the three and six months ended June 30, 2011, respectively, and $211,400 and $616,500 for the three and six months ended June 30, 2010, respectively.

Contingencies:

Under license agreements with third parties the Company is typically required to pay maintenance fees, make milestone payments and/or pay other fees and expenses and pay royalties upon commercialization of products. The Company also sponsors research at various academic institutions, which research agreements generally provide us with an option to license new technology discovered during the course of the sponsored research.

In connection with the issuance to investors and service providers of many of the shares of the Company’s common stock and warrants to purchase common stock previously disclosed and described herein, the Company granted the holders registration rights providing for the registration of such shares of common stock and shares of common stock underlying warrants on a registration statement to be filed with the Securities and Exchange Commission (“SEC”) so as to permit the resale of those shares. Certain of the registration rights agreements provided for penalties for failure to file or failure to obtain an effective registration statement. With respect to satisfying its obligations to the holders of these registration rights, the Company has been in various situations. The Company had previously filed a registration statement as required for some of the holders, and in May 2011 filed a registration statement for all of the holders (except for holders whose shares of Common Stock are currently salable under Rule 144 of the Securities Act or who waived certain rights), but to date, such registration statement has not been declared effective by the SEC. Certain holders who had outstanding registration rights had previously waived their registration rights or were subject to lock-up agreements. No holder has yet asserted any claim against the Company with respect to a failure to satisfy any registration obligations. Were someone to assert a claim against the Company for breach of registration obligations, the Company believes it has several defenses that would result in relieving it from some or any liability, although no assurances can be given. The Company also notes that damage claims may be limited, as (i) most shares of Common Stock as to which registration rights attached are currently salable under Rule 144 of the Securities Act or are otherwise currently subject to other restrictions on sale and (ii) during much of the relevant periods the warrants with registration rights generally have been out of the money, were subject to lock-up agreements and/or the underlying shares of Common Stock were otherwise subject to restrictions on resale. Accordingly, were holders to assert claims against the Company based on breach of the Company’s obligation to register, the Company believes that the Company’s maximum exposure from non-related parties would not be material.

Xiangbei Welman Pharmaceutical Co., Ltd. v Suzhou Erye Pharmaceutical Co., Ltd. and Hunan Weichu Pharmacy Co., Ltd.  involves a patent infringement dispute with respect to a particular antibiotics complex manufactured by Erye (the “Product”). The Changsha Intermediate People’s Court in Hunan Province, PRC in the foregoing case rendered a judgment on May 13, 2010 against Erye as follows: (i) awarding plaintiff Xiangbei Welman damages and costs of approximately 5 million RMB (approximately $758,500) against Erye which was fully accrued for at June 30, 2011; and (ii) enjoining Erye from manufacturing, marketing and selling the Product. The Product represented approximately 3.9% and 2.4%, respectively, of Erye’s sales for the three months ended June 30, 2011 and 2010. Erye has appealed the court judgment, and is also engaged in settlement negotiations. On March 21, 2011, Changsha Intermediate Court issued a civil decision suspending the execution of the Preliminary Injunction. Therefore, Erye is currently free to produce, sell or offer to sell the product. Following the filing of the patent infringement dispute, in 2009 Xiangbei Welman brought a copyright infringement lawsuit against Erye claiming the package inserts with respect to the Product infringed upon their copyright and Erye was enjoined from copying and using the package inserts on the Product and selling the Product with the package inserts and Xiangbei Welman was awarded 50,000 RMB, or approximately $7,700. In July 2011, a new copyright infringement lawsuit was brought by Xiangbei Welman against Erye claiming that Erye was not complying with the earlier judgment enjoining them from copying and using the package inserts for the Product. The Changsha Intermediate Court was applied to for property preservation and it issued a civil decision freezing Erye’s bank deposits of up to 50 million RMB, or approximately $7.7 million, or sealing up or detaining Erye’s other properties of equal value. Currently this case is pending. As of August 10, 2011, approximately $617,200 of cash has been frozen in certain bank accounts.

The Company has determined that it did not obtain all Chinese regulatory approvals (and associated registrations) required to reflect the legal title of its interest in Erye as being held by the proper entity within our group which is its current beneficial owner as that term is used under U.S. law. The Company is determining what governmental approvals (and associated registrations) will need to be issued by the Suzhou Municipal Bureau of Foreign Investment and Commerce and the Suzhou Administration for Industry and Commerce to remediate these deficiencies. The Company believes these regulatory deficiencies can be remediated within a reasonable period of time and should not delay a possible divestiture of the Company’s interests in Erye that is currently under evaluation. However, no assurance can be given that any unremediated regulatory deficiencies would not have an adverse effect on its operating results and liquidity, and will not impede or delay efforts to divest the Company’s interest in Erye. In addition, the remediation process is expected to trigger certain tax liabilities and penalties, however the ultimate liability will be based on future discussions with the relevant Chinese authorities. At this time the Company does not expect such amounts to be material.

On May 19, 2006, PCT entered into a line of credit agreement with Amorcyte Inc. (“Amorcyte”), an entity which was spun out of PCT in 2006, whereby PCT agreed to loan Amorcyte up to $500,000 at an annual interest rate of 5%. The line of credit agreement was a condition to Amorcyte closing a Series A Preferred Stock Financing completed during 2006. The Company has not loaned any amount to Amorcyte under this agreement through June 30, 2011. The line of credit agreement expires on the earlier of (i) the date on which the Company declares the outstanding principal and accrued interest due and payable based on an event of default as defined within the agreement, or (ii) the date of closing of the first debt or equity financing of Amorcyte following the initial borrowing of the principal. These events have not occurred to date. On July 14, 2011, the Company entered into a merger agreement whereby it will acquire Amorcyte. See Note 14. If the proposed merger with Amorcyte discussed below is approved, this line of credit will be cancelled.

Note 13 — Commitments and Contingencies

On May 26, 2006, the Company entered into an employment agreement with Dr. Robin L. Smith, pursuant to which agreement, as amended to date, Dr. Smith serves as the Chief Executive Officer of the Company. Effective as of September 27, 2009, Dr. Smith’s annual base salary was $332,750, and is increased by 10% annually after that date. On July 29, 2009, the Company amended the terms of its employment agreement with Dr. Smith by means of a letter agreement to extend the term of Dr. Smith’s employment to December 31, 2011 and subject to the consummation of the Erye Merger with CBH (which Erye Merger was consummated on October 30, 2009), award Dr. Smith a $275,000 cash bonus for 2009 and comparable minimum annual bonuses for 2010 and 2011. The Company maintains key-man life insurance on Dr. Smith in the amount of $3,000,000. As of October 29, 2009, the Compensation Committee approved the reimbursement to Dr. Smith of premiums, up to $4,000 annually, for disability insurance covering Dr. Smith. The Company has also agreed to pay membership and annual fees for a club in New York of Dr. Smith’s choice for business entertaining and meetings, a car allowance equal to $1,000 per month and reimbursement for life insurance premiums up to $1,200 per month.

Per Dr. Smith’s January 26, 2007 letter agreement with the Company, upon termination of Dr. Smith’s employment by the Company without cause or by Dr. Smith with good reason, the Company shall pay to Dr. Smith her base salary at the time of termination for the two year period following such termination. Dr. Smith’s September 27, 2007 letter agreement provides that such payment of severance can be made instead in 12 equal monthly installments beginning the date of termination. In addition, per Dr. Smith’s May 26, 2006 employment agreement, upon termination of Dr. Smith’s employment by the Company without cause or by Dr. Smith for good reason, Dr. Smith is entitled to: (i) a pro-rata bonus based on the annual bonus received for the prior year; (ii) COBRA payments for a one year period; and (iii) have all options that would have vested during the 12-month period following the date of termination, become fully vested and, together with all other fully vested options, remain exercisable for a maximum of 48 months (but in no event longer than the original term of exercise.) Upon termination of Dr. Smith’s employment by the Company for cause or by Dr. Smith without good reason, Dr. Smith is entitled to: (i) the payment of all amounts due for services rendered under the agreement up until the termination date; and (ii) have all vested options remain exercisable for a period of ninety days (all stock options which have not vested shall be forfeited.) Upon termination for death or disability, Dr. Smith (or her estate) is entitled to: (i) the payment of all amounts due for services rendered under the agreement until the termination date; (ii) family COBRA payments for the applicable term; and (iii) have all vested options remain exercisable for a maximum of 48 months (but in no event longer than the original term of exercise).

Per Dr. Smith’s May 26, 2006 employment agreement, upon a change in control of the Company, options held by Dr. Smith shall be governed by the terms of applicable agreements and equity compensation plans, but in any event at least 75% of Dr. Smith’s then unvested options shall become immediately vested and exercisable upon a change in control. Further, in the event Dr. Smith voluntarily terminates her employment without good reason following a change in control, Dr. Smith shall be entitled to: (i) the payment of base salary for one year; (ii) a pro-rata bonus based on the annual bonus received for the prior year; (iii) COBRA payments for a one year period; and (iv) have all options which would have vested during the 12-month period following the date of termination, become fully vested and, together with all other fully vested options, remain exercisable for a maximum of 48 months (but in no event longer than the original term of exercise).

On January 26, 2007, the Company entered into an employment agreement with Catherine M. Vaczy pursuant to which agreement, as amended to date, Ms. Vaczy continues to serve as the Company’s Vice President and General Counsel.

Ms. Vaczy’s January 26, 2007 employment agreement, as amended on January 9, 2008 and August 29, 2008, or the Original Agreement, expired by its terms on December 31, 2008. However, effective July 8, 2009, the Company entered into another letter agreement, or the Extension, with Ms. Vaczy pursuant to which the Original Agreement was extended, subject to certain different and additional terms. The Extension provides that Ms. Vaczy’s base salary during the one-year term will be $182,500. The Extension additionally provides for (i) a 25,000 share stock award upon execution under the 2009 Plan where the Company also pays the associated payroll taxes; and (ii) a $5,000 cash bonus upon each of two milestone objectives established by the Board of Directors (one of which was met in the fourth quarter of 2009 and the other in the first quarter of 2010). Pursuant to the Original Agreement, as extended and otherwise amended to date, Ms. Vaczy was also entitled to payment of certain perquisites and/or reimbursement of certain expenses incurred by her in connection with the performance of her duties and obligations under the letter agreement (including a car allowance equal to $1,000 per month), and to participate in any incentive and employee benefit plans or programs which may be offered by the Company and in all other plans in which the Company executives participate.

As of October 29, 2009, the Compensation Committee of the Board (i) awarded Ms. Vaczy a $50,000 cash bonus, 50% of which was payable in 2009 and the remaining 50% payable upon the achievement of a business milestone (which was achieved in February 2010), (ii) increased Ms. Vaczy’s salary from $182,500 to $191,000 effective as of November 1, 2009, and (iii) approved the payment of dues to a private club of Ms. Vaczy’s choosing for business entertaining and meetings (not to exceed $6,000 annually).

In the event Ms. Vaczy’s employment is terminated prior to the end of the term, for any reason, earned but unpaid cash compensation and unreimbursed expenses due as of the date of such termination would be payable in full. In addition, in the event Ms. Vaczy’s employment is terminated prior to the end of the term for any reason other than by the Company with cause or Ms. Vaczy without good reason, Ms. Vaczy or her executor of her last will or the duly authorized administrator of her estate, as applicable, would be entitled to receive certain specified severance payments, paid in accordance with the Company’s standard payroll practices for executives. In no event would such payments exceed the remaining salary payments in the term. Any severance payments set forth in the Original Agreement to which Ms. Vaczy may become entitled shall be based on Ms. Vaczy’s then salary for a three month and not an annual period. In the event her employment is terminated prior to the end of the term by the Company without cause or by Ms. Vaczy for good reason, all options granted by the Company will immediately vest and become exercisable in accordance with their terms. Any options provided for in the Extension, as well as other options granted or to be granted to Ms. Vaczy, shall remain exercisable despite any termination of employment for a period of not less than two years from the date of termination of employment.

On July 7, 2010, pursuant to a letter agreement (the “Employment Agreement Extension”) entered into with Catherine M. Vaczy, Esq., the Company’s Vice President and General Counsel, the Company extended Ms. Vaczy’s employment agreement dated January 26, 2007, as amended on January 9, 2008 and August 29, 2008 and reinstated and extended on July 8, 2009 for a one year term (as so amended and extended, the “Original Employment Agreement”). The Employment Agreement Extension was effective as of July 7, 2010 (the “Effective Date”) and continues through December 31, 2011 (as extended, the “Term”). The Employment Agreement Extension provides that during the Term, Ms. Vaczy shall receive (i) a base salary of $211,000 per annum which will be increased by ten percent (10%) on the one year anniversary of the Effective Date; (ii) a bonus of $50,000, half of which was payable upon the Effective Date and half of which was payable upon achievement of a business milestone in January 2011; (iii) a minimum bonus of $60,000 during the second year of the Term; (iv) an option (the “Option”) on the Effective Date under the Company’s 2009 Plan to purchase 350,000 shares of the Company’s common stock, which shall vest and become exercisable as to 100,000 shares on the one year anniversary of the Effective Date, 50,000 shares on December 31, 2011, and as to the remaining 200,000 shares upon the achievement of specified business milestones (of which 150,000 vested in January 2011), the per share exercise price of the Option is equal to the closing price of the common stock on the Effective Date and the Option is subject to all the terms and conditions of the 2009 Plan; (v) the costs of personal stem cell collection; and (vi) business club dues not to exceed $5,000 annually. Except as set forth in the Employment Agreement Extension, the terms of the Original Employment Agreement remain unchanged.

Pursuant to the terms of the Director Compensation Plan adopted on November 4, 2009, as amended, each non-employee director of the Company, including directors who are employees of partially owned joint ventures, are entitled to quarterly cash compensation equal to $15,000, payable in arrears. Based on the current Board structure, this will equal approximately $360,000 annually.

As of October 2, 2009, the Company entered into indemnification agreements with its Chief Executive Officer, Chief Financial Officer, General Counsel, certain other employees and each of its directors pursuant to which the Company has agreed to indemnify such party to the full extent permitted by law, subject to certain exceptions, if such party becomes subject to an action because such party is the Company’s director, officer, employee, agent or fiduciary.

The Company entered into an agreement for the lease of executive office space from SLG Graybar Sublease LLC at Suite 450, 420 Lexington Avenue, New York, NY 10170 with a lease term effective April 1, 2009 through June 30, 2013. This serves as the Company’s corporate headquarters. The base monthly rent, which includes storage space, is currently approximately $21,500 per month, scheduled to increase to approximately $22,000 in July 2011. Pursuant to this lease, the Company is obligated to pay on a monthly basis fixed annual rent and certain items as additional rent including utility payments. The security deposit for this property was approximately $157,100.

In September 2009, the Company entered into an agreement for the lease of space from Rivertech Associates II, LLC, c/o The Abbey Group at 840 Memorial Drive, Cambridge, Massachusetts with a lease term effective September 1, 2009 through August 31, 2012. The space is being used for general office, research and development, and laboratory space (inclusive of an adult stem cell collection center). The base rent under this lease is currently $29,737 per month, scheduled to increase to $30,750 per month in September 2011. In addition, the Company is responsible for certain costs and charges specified in the lease, including utilities, operating expenses and real estate taxes. The security deposit was $84,141. The Company is assessing its need for the Cambridge facility going forward given the acquisition of PCT with its Allendale, NJ and Mountain View, CA facilities.

In May 2009, Neo Bio-Technology, one of the Company’s two VIEs in China, entered into leases (assigned to NeoStem (China) in February 2010) with Beijing Zhong-guan-cun Life Science Park Development Corp., Ltd. pursuant to which NeoStem (China) is leasing laboratory, office and storage space in Beijing for the aggregate monthly amount of approximately $23,000. Lease payments are due quarterly in advance, and upon entering into the lease a three month security deposit was also paid. The term of the leases is for approximately three years. The Beijing Facility is located at the Life Science Innovation Center, Life Science Park, Zhongguancum, Beijing.

NeoBiotechnology has been leasing office space in Qingdao since August 2009. The current lease is effective through September 2011 at a monthly rent of approximately $1,300, payable as to half the total lease amount by September 2010 and as to the remaining half in March 2011. It is expected that NeoBiotechnology will move to Tianjin to take advantage of tax and other concessions that are being made available.

In November 2007, the Company entered into an acquisition agreement with UTEK Corporation (“UTEK”) and Stem Cell Technologies, Inc., a wholly owned subsidiary of UTEK (“SCTI”), pursuant to which the Company acquired all the issued and outstanding common stock of SCTI in a stock-for-stock exchange. SCTI contains an exclusive, worldwide license to a technology developed by researchers at the University of Louisville to identify and isolate rare stem cells from adult human bone marrow, called very small embryonic like stem cells. Concurrent with the SCTI acquisition, NeoStem entered into a sponsored research agreement (“SRA”) with the University of Louisville under which NeoStem has been supporting further research in the laboratory of Mariusz Ratajczak, M.D., Ph.D. a co-inventor of the VSELTM Technology and head of the Stem Cell Biology Program at the James Brown Cancer Center at the University of Louisville. The SRA, which has been periodically amended, called for payments in 2008 of $50,000, 2009 of $65,337, and 2010 of $86,068, all of which has been paid and recorded as research and development expense. An additional $95,128 is payable in 2011 until December 31, 2011, the end of the term.

Under a License Agreement entered into with the University of Louisville Research Foundation (“ULRF”) in November 2007, SCTI agreed to engage in a diligent program to develop the VSELTM Technology. Certain license fees and royalties are to be paid to ULRF from SCTI, and SCTI is responsible for all payments for patent filings and related applications. Portions of the license may be converted to a non-exclusive license if SCTI does not diligently develop the VSELTM Technology or terminated entirely if SCTI chooses to not pay for the filing and maintenance of any patents thereunder. Under the License Agreement, which has an initial term of 20 years, the Company has paid to date approximately $117,000, which has been recorded as research and development expense, consisting of various up-front fees, including $22,000 in connection with its May 2010 amendment, and is required to pay under the license certain other future fees including: (i) a specified non-refundable annual license maintenance fee upon issuance of the licensed patent in the United States; (ii) a specified royalty on net sales; (iii) specified milestone payments; and (iv) specified payments in the event of sublicensing. The License Agreement also contains certain provisions relating to “stacking,” permitting SCTI to pay royalties to ULRF at a reduced rate in the event it is required to also pay royalties to third parties exceeding a specified threshold for other technology in furtherance of the exercise of its patent rights or the manufacture of products using the VSELTM Technology.

In connection with the issuance to investors and service providers of many of the shares of the Company’s common stock and warrants to purchase common stock previously disclosed and described herein, the Company granted the holders registration rights providing for the registration of such shares of common stock and shares of common stock underlying warrants on a registration statement to be filed with the Securities and Exchange Commission so as to permit the resale of those shares. Certain of the registration rights agreements provided for penalties for failure to file or failure to obtain an effective registration statement. With respect to satisfying its obligations to the holders of these registration rights, the Company is in various positions. The Company filed a registration statement as required for some of the holders, but to date, the Company has not had such registration statement declared effective. As to some holders, the Company has not yet satisfied its obligation to file. Certain holders with outstanding registration rights have previously waived their registration rights or were subject to lock-up agreements. No holder has yet asserted any claim against the Company with respect to a failure to satisfy any registration obligations. Were someone to assert a claim against the Company for breach of registration obligations, the Company believes it has several defenses that would result in relieving it from some or any liability, although no assurances can be given. The Company also notes that damage claims may be limited, as (i) most, if not all, shares of Common Stock as to which registration rights attached are currently salable under Rule 144 of the Securities Act or are otherwise currently subject to other restrictions on sale and (ii) during much of the relevant periods the warrants with registration rights generally have been out of the money, were subject to lock-up agreements and/or the underlying shares of Common Stock were otherwise subject to restrictions on resale. Accordingly, were holders to assert claims against the Company based on breach of the Company’s obligation to register, the Company believes that the Company’s maximum exposure from non-related parties would not be material.

Xiangbei Welman Pharmaceutical Co., Ltd. v Suzhou Erye Pharmaceutical Co., Ltd. and Hunan Weichu Pharmacy Co., Ltd.  involves a patent infringement dispute with respect to a particular antibiotics complex manufactured by Erye (the “Product”). The Changsha Intermediate People’s Court in Hunan Province, PRC in the foregoing case rendered a judgment on May 13, 2010 against Erye as follows: (i) awarding plaintiff Xiangbei Welman damages and costs of approximately 5 million RMB (approximately $750,000) against Erye which was fully accrued for at December 31, 2010; and (ii) enjoining Erye from manufacturing, marketing and selling the Product. The Product represented less than 3% and 3%, respectively, of Erye’s sales in 2009 and 2010, respectively. Erye has appealed the court judgment, and is also engaged in settlement negotiations. On March 21, 2011, Changsha Intermediate Court issued a civil decision suspending the execution of the Preliminary Injunction. Therefore, Erye is currently free to produce, sell or offer to sell the product.

A related but separate lawsuit entitled Xiangbei Welman Pharmaceutical Co., Ltd. v Suzhou Erye Pharmaceutical Co., Ltd. and Hunan Weichu Pharmacy Co., Ltd.,  involves a copyright infringement dispute with respect to package inserts of the same Product. The Changsha Intermediate People’s Court in Hunan Province, PRC rendered a decision on August 3, 2010 against Erye, dismissing its appeal from a lower court’s judgment made by the People’s Court of Yuelu District, Changsha City, which (i) enjoins Erye from copying and using the package inserts for the Product and selling the drugs with the aforesaid package inserts; and (ii) awarding Welman economic losses of approximately 50,000 RMB (approximately $7,500) against Erye. This decision is final.

At October 31, 2009, Erye had a statutory reserve of $1,126,300. The laws and regulations of the PRC require that before a foreign invested enterprise can legally distribute profits, it must first satisfy all tax liabilities, provide for losses in previous years, and make allocations, in proportions determined at the discretion of the board of directors, after the statutory reserves. To fund its statutory reserve requirement, Erye is required to set aside a certain percentage of their accumulated after-tax profit each year, if any, to fund certain mandated reserve funds of at least 10% each year until its reserves have reached at least 50% of its registered capital, The statutory reserves include the surplus reserve fund and the common welfare fund. The amount of the statutory reserve at December 31, 2010 and December 31, 2009 was determined to be $2,234,600 and $1,126,300, respectively and no further allocations were required.

The Company leases office and laboratory facilities and certain equipment under certain noncancelable operating leases that expire from time to time through 2015. A summary of future minimum rental payments required under operating leases that have initial or remaining terms in excess of one year as of December 31, 2010 are as follows (in thousands):

Years Ending December 31,	Operating Leases
2011	$1,239.9
2012	885.6
2013	317.7
2014	37.6
2015	20.2
Thereafter	72.0
Total minumum lease payments	$2,573.0

Expense incurred under operating leases was approximately $889,200, $398,300, and $226,100, for the years ended December 2010, 2009, and 2008, respectively.